Registration No. 33-15489

File No. 811-5225

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 74	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 76	☒

OPPENHEIMER QUEST FOR VALUE FUNDS

_____________________________________________________________

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

_____________________________________________________________

(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200

_____________________________________________________________

Registrant’s Telephone Number, including Area Code

Arthur S. Gabinet, Esq.

OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street,

New York, New York 10281-1008

_____________________________________________________________

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on _______________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 14th day of March, 2011.

OPPENHEIMER QUEST FOR VALUE FUNDS
By:	/s/ William F. Glavin, Jr.*
William F. Glavin, Jr. President, Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Brian F. Wruble*	Chairman of the Board of Trustees	March 14, 2011
Brian F. Wruble

William F. Glavin, Jr.*	President, Principal Executive Officer and Trustee	March 14, 2011
William F. Glavin, Jr.

Brian W. Wixted*	Treasurer, Principal Financial & Accounting Officer	March 14, 2011
Brian W. Wixted

David K. Downes*	Trustee	March 14, 2011
David K. Downes

Matthew P. Fink*	Trustee	March 14, 2011
Matthew P. Fink

Phillip A. Griffiths*	Trustee	March 14, 2011
Phillip A. Griffiths

Mary F. Miller*	Trustee	March 14, 2011
Mary F. Miller

Joel W. Motley*	Trustee	March 14, 2011
Joel W. Motley

Mary Ann Tynan*	Trustee	March 14, 2011
Mary Ann Tynan

Joseph M. Wikler*	Trustee	March 14, 2011
Joseph M. Wikler

Peter I. Wold*	Trustee	March 14, 2011
Peter I. Wold

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

C-1